Segment reporting	12 Months Ended
Dec. 31, 2023
Disclosure Of Operating Segments [Line Items]
Disclosure Of Entitys Reportable Segments Explanatory
Note 2a

Segment reporting
UBS AG’s

businesses

are

organized

globally

into

five

business

divisions:

Global

Wealth

Management,

Personal

&
Corporate Banking,

Asset Management,

the Investment

Bank, and

Non-core and

Legacy.

All five business

divisions are
supported

by

Group

Items

and

qualify

as

reportable

segments

for

the

purpose

of

segment

reporting.

Together

with
Group Items, the five business divisions reflect

the management structure of UBS AG.
–
Global Wealth

Management

provides financial

services, advice

and solutions

to private

wealth clients.

Its offering
ranges from investment

management to estate

planning and corporate

finance advice, in

addition to specific

wealth
management and banking products and services.

–
Personal

&

Corporate

Banking

serves

its

private,

corporate

and

institutional

clients’

needs,

from

banking

to
retirement, financing,

investments and

strategic transactions,

in Switzerland,

through its

branch network

and digital
channels.
–
Asset Management

is a global, large-scale

and diversified asset manager.

It offers investment capabilities

and styles
across

all

major

traditional

and

alternative

asset

classes,

as

well

as

advisory

support

to

institutions,

wholesale
intermediaries and wealth management clients.

– The Investment Bank

provides a range of

services to institutional,

corporate and wealth management

clients globally,
to

help

them

raise

capital,

grow

their

businesses,

invest

and

manage

risks.

Its

offering

includes

research,

advisory
services, facilitating clients raising debt

and equity from the public

and private markets and capital

markets, cash and
derivatives trading across equities and fixed income, and

financing.

– Non-core and Legacy

includes positions and

businesses not aligned with

our strategy and

policies previously reported
in Group Functions

and smaller amounts of

assets and liabilities of

UBS AG’s business

divisions that have

been assessed
as not strategic in light of the acquisition of the Credit Suisse

Group.
–
Our Group functions are

support and control functions

that provide services to

the Group. Virtually

all costs incurred
by the support and control functions are allocated to

the business divisions, leaving a residual amount that we refer to as Group Items

in our segment reporting.

Group functions is made

up of the following

major areas: Group Services
(which

consists

of

the

Group

Operations

and

Technology

Office,

Corporate

Services,

Compliance,

Regulatory

&
Governance,

Finance,

Risk

Control,

Human

Resources,

Communications

&

Branding,

Legal,

the

Group

Integration
Office, Group Sustainability and Impact, and Chief Strategy

Office) and Group Treasury.
Financial information about

the five business divisions

and Group Items

is presented separately

in internal management
reports to the Executive Board,

which is considered the

“chief operating decision-maker”

pursuant to IFRS 8,
Operating
Segments .
UBS AG’s

internal

accounting

policies,

which

include

management

accounting

policies

and

service-level

agreements,
determine

the

revenues

and

expenses

directly

attributable

to

each

reportable

segment.

Transactions

between

the
reportable segments are carried out at internally agreed rates and are reflected in the operating results of the reportable
segments.

Revenue-sharing

agreements

are

used

to

allocate

external

client

revenues

to

reportable

segments

where
several

reportable

segments

are

involved

in

the

value

creation

chain.

Total

intersegment

revenues

for

UBS AG

are
immaterial, as the majority of the

revenues are allocated across the segments by

means of revenue-sharing agreements.
Interest income earned

from managing UBS

AG’s consolidated

equity is allocated

to the reportable

segments based on
average attributed equity and currency composition. Assets and liabilities of the reportable segments are funded

through
and invested with Group functions, and the net interest

margin is reflected in the results of each reportable segment.
Segment

assets

are

based

on

a

third-party

view

and

do

not

include

intercompany

balances.

This

view

is

in

line

with
internal reporting to management. If one operating segment is involved in an external transaction together with another
operating segment

or Group

function, additional

criteria are

considered to

determine the

segment that

will report

the
associated

assets.

This

will

include

a

consideration

of

which

segment’s

business

needs

are

being

addressed

by

the
transaction

and

which

segment

is

providing

the

funding

and

/

or

resources.

Allocation

of

liabilities

follows

the

same
principles.
Non-current assets

disclosed

for segment

reporting purposes

represent assets

that are

expected to

be recovered

more
than

12

months

after

the

reporting

date,

excluding

financial

instruments,

deferred

tax

assets

and

post-employment
benefits.

USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Non-core and
Legacy
1
Group

Items
1
UBS AG
For the year ended 31 December 2023
Net interest income 5,436 3,128 (39) (2,612) 25 (1,372) 4,566
Non-interest income 13,194 2,158 2,108 10,371 34 1,244 29,109
Total revenues 18,631 5,285 2,069 7,759 59 (128) 33,675
Credit loss expense / (release) 25 50 (1) 67 1 1 143
Operating expenses 14,900 2,889 1,706 7,588 1,010 919 29,011
Operating profit / (loss) before tax 3,705 2,346 364 104 (952) (1,048) 4,521
Tax expense / (benefit) 1,206
Net profit / (loss) 3,315
Additional information
Total assets 369,176 257,068 19,662 381,023 13,845 115,242 1,156,016
Additions to non-current assets 666 219 70 445 0 0 1,400

USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Non-core and
Legacy
1
Group

Items
1
UBS AG
For the year ended 31 December 2022
Net interest income 5,274 2,192 (19) (241) 1 (690) 6,517
Non-interest income 13,689 2,113 2,980
2
8,958 236 423 28,398
Total revenues 18,963 4,304 2,961 8,717 237 (267) 34,915
Credit loss expense / (release) 0 39 0 (12) 2 0 29
Operating expenses 14,069 2,475 1,565 6,890 104 823 25,927
Operating profit / (loss) before tax 4,894 1,790 1,396 1,839 131 (1,091) 8,960
Tax expense / (benefit) 1,844
Net profit / (loss) 7,116
Additional information
Total assets 388,624 235,330 16,971 391,495 13,367 59,649 1,105,436
Additions to non-current assets 42 13 1 33 0 1,773 1,862

USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Non-core and
Legacy
1
Group
Items
1
UBS AG
For the year ended 31 December 2021
Net interest income 4,244 2,120 (15) 481 (11) (215) 6,605
Non-interest income 15,175 2,144 2,632 8,978 70 224 29,222
Total revenues 19,419 4,264 2,617 9,459 60 9 35,828
Credit loss expense / (release) (29) (86) 1 (34) 0 0 (148)
Operating expenses 14,743 2,623 1,593 6,902 138 1,014 27,012
Operating profit / (loss) before tax 4,706 1,726 1,023 2,592 (78) (1,005) 8,964
Tax expense / (benefit) 1,903
Net profit / (loss) 7,061
Additional information
Total assets
3
395,235 225,425 25,202 346,641 25,153 98,488 1,116,145
Additions to non-current assets 56 16 1 30 0 1,689 1,791
1 As of or for the year ended 31 December 2023, Non-core and Legacy (previously reported within Group Functions) became a separate reportable segment and Group Functions has been renamed Group Items. Prior periods have been revised to reflect these changes.

2 Includes an USD
848
m gain in Asset Management related to the sale of

UBS AG‘s shareholding in Mitsubishi Corp.-UBS

Realty Inc.

3 During 2022, UBS AG
refined the methodology applied to allocate balance

sheet resources from Group Items to the business

divisions, with prospective effect. If the

new methodology had been applied as

of 31 December 2021, balance
sheet assets allocated to business divisions would have been USD 26 bn higher, of which USD 14 bn would have related to the Investment Bank.
The

operating

regions

shown

in

the

table

below

correspond

to

the

regional

management

structure

of

UBS AG.

The
allocation of total revenues to these

regions reflects, and is consistent with, the

basis on which the business is managed
and its performance

is evaluated.

These allocations

involve assumptions

and judgments

that management

considers to
be reasonable, and may

be refined to reflect

changes in estimates or

management structure. The

main principles of the
allocation methodology are

that client revenues

are attributed to

the domicile of

the given client

and trading and

portfolio
management

revenues are

attributed

to the

country where

the risk

is managed.

This

revenue attribution

is consistent
with the mandate

of the regional Presidents.

Certain revenues, such

as those related

to Non-core and

Legacy Portfolio,
are managed at a Group level. These revenues are included

in the
Global

line.
The geographic analysis

of non-current assets

is based on

the location of

the entity in

which the given

assets are recorded.

For the year ended 31 December 2023
Total revenues Total non-current assets
USD bn Share % USD bn
Share %

Americas
1
13.3 39 8.6 47
Asia Pacific 5.2 15 1.2 7
Europe, Middle East and Africa (excluding Switzerland) 6.1 18 2.6 14
Switzerland 9.2 27 5.9 32
Global (0.1) 0 0.0 0
Total 33.7 100 18.3 100
For the year ended 31 December 2022
Total revenues Total non-current assets
USD bn Share % USD bn
Share %

Americas
1
13.8 40 9.0 48
Asia Pacific 5.6 16 1.5 8
Europe, Middle East and Africa (excluding Switzerland) 7.0 20 2.6 14
Switzerland 7.7 22 5.6 30
Global 0.8 2 0.0 0
Total 34.9 100 18.7 100
For the year ended 31 December 2021
Total revenues Total non-current assets
USD bn Share % USD bn
Share %

Americas
1
14.5 40 9.0 47
Asia Pacific 6.5 18 1.4 7
Europe, Middle East and Africa (excluding Switzerland) 7.0 20 2.6 13
Switzerland 7.8 22 6.3 33
Global 0.1 0 0.0 0
Total 35.8 100 19.3 100
1 Predominantly related to the US.